Ordinary shares (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
	Dec. 15, 2014 CNY (¥)	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2016 $ / shares shares
Ordinary shares
Ordinary shares, par value | $ / shares			$ 0.00025			$ 0.00025
Common Stock, Shares Authorized			1,000,000,000			1,000,000,000
Share repurchase program, authorized amount | ¥	¥ 612,000
Share repurchase program, period over which shares will be repurchased	12 months
Total consideration of share repurchased		¥ 0	$ 0	¥ 0	¥ 890
ordinary shares repurchased cancelled				10,000
Series A Common Stock
Ordinary shares
Conversion of Stock, Shares Converted		1,912,642	1,912,642
Class A ordinary shares
Ordinary shares
Common Stock, Shares Authorized			840,000,000			840,000,000
Ordinary shares, shares outstanding			92,992,483			90,901,446
Ordinary shares repurchased from the open market					10,000
Class A ordinary shares | IPO [Member]
Ordinary shares
Ordinary shares, shares outstanding			92,992,483			90,901,446
Class B ordinary shares
Ordinary shares
Common Stock, Shares Authorized			60,000,000			60,000,000
Ordinary shares, shares outstanding			56,892,198			58,804,840
Class B ordinary shares | IPO [Member]
Ordinary shares
Ordinary shares, shares outstanding			56,892,198			58,804,840
Discretionary shares
Ordinary shares
Common Stock, Shares Authorized			100,000,000			100,000,000